Leases - Other Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for operating leases included in operating cash flows	$ 828
Operating lease ROU assets obtained in exchange for new lease liabilities	5,362	$ 0
Total	$ 6,190
Weighted-average remaining lease term – operating lease (in years)	8 years 29 days
Weighted-average discount rate – operating lease	7.72%